Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill as of January 1	$ 1,195,891,000	$ 822,500,000
Goodwill impairment charges	(102,470,000)
Goodwill acquired	233,300,000	372,000,000
Translation differences	(3,200,000)	1,400,000
Goodwill as of December 31	$ 1,323,502,000	$ 1,195,891,000	$ 822,500,000